L25-Q3

Quarterly Report
January 31, 2026
MFS®  Lifetime®  2025 Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 70.7%
MFS Emerging Markets Debt Fund - Class R6	243,291	$3,116,561
MFS Emerging Markets Debt Local Currency Fund - Class R6	505,197	3,096,857
MFS Global Opportunistic Bond Fund - Class R6	2,647,633	21,763,539
MFS Government Securities Fund - Class R6	3,573,749	31,091,617
MFS High Income Fund - Class R6	1,974,284	6,218,996
MFS Inflation-Adjusted Bond Fund - Class R6	3,415,916	31,050,678
MFS Limited Maturity Fund - Class R6	10,556,007	62,280,441
MFS Total Return Bond Fund - Class R6	6,300,866	60,740,345
		$219,359,034
International Equity Funds – 5.5%
MFS Blended Research International Equity Fund - Class R6	458,233	$8,495,645
MFS International Growth Fund - Class R6	34,267	1,681,124
MFS International Intrinsic Value Fund - Class R6	36,761	1,686,613
MFS Research International Fund - Class R6	187,468	5,114,118
		$16,977,500
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,534,961	$6,078,443
MFS Global Real Estate Fund - Class R6	377,777	6,229,547
		$12,307,990
U.S. Equity Funds – 18.3%
MFS Blended Research Core Equity Fund - Class R6	125,380	$5,032,754
MFS Blended Research Growth Equity Fund - Class R6	180,919	4,991,558
MFS Blended Research Mid Cap Equity Fund - Class R6	599,602	9,191,903
MFS Blended Research Small Cap Equity Fund - Class R6	196,960	3,048,949
MFS Blended Research Value Equity Fund - Class R6	375,841	6,208,894
MFS Growth Fund - Class R6	25,222	4,966,186
MFS Mid Cap Growth Fund - Class R6	159,929	4,519,596
MFS Mid Cap Value Fund - Class R6	142,948	4,638,648
MFS New Discovery Fund - Class R6 (a)	41,360	1,512,543
MFS New Discovery Value Fund - Class R6	86,401	1,536,211
MFS Research Fund - Class R6	88,618	5,024,618
MFS Value Fund - Class R6	120,665	6,221,488
		$56,893,348
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.73% (v)	4,604,117	$4,605,038
Total Mutual Funds		$310,142,910

Other Assets, Less Liabilities – (0.0)%		(46,689)
Net Assets – 100.0%		$310,096,221

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $310,142,910.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

Supplemental Information (unaudited) – continued
investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$310,142,910	$—	$—	$310,142,910
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$6,054,762	$463,769	$2,440,351	$699,789	$254,785	$5,032,754
MFS Blended Research Growth Equity Fund	6,094,278	508,940	2,764,526	1,140,074	12,792	4,991,558
MFS Blended Research International Equity Fund	9,397,490	673,368	4,027,252	1,355,819	1,096,220	8,495,645
MFS Blended Research Mid Cap Equity Fund	10,878,858	857,623	4,048,954	680,004	824,372	9,191,903
MFS Blended Research Small Cap Equity Fund	3,492,814	514,799	1,622,975	173,900	490,411	3,048,949
MFS Blended Research Value Equity Fund	7,337,216	862,274	2,640,320	582,694	67,030	6,208,894
MFS Commodity Strategy Fund	6,786,060	1,364,128	2,694,808	101,475	521,588	6,078,443
MFS Emerging Markets Debt Fund	3,816,210	179,626	1,137,445	(92,321)	350,491	3,116,561
MFS Emerging Markets Debt Local Currency Fund	3,879,050	133,454	1,252,494	(21,495)	358,342	3,096,857
MFS Global Opportunistic Bond Fund	24,545,457	1,498,379	4,437,736	(266,865)	424,304	21,763,539
MFS Global Real Estate Fund	7,064,758	690,250	1,749,313	93,421	130,431	6,229,547
MFS Government Securities Fund	33,291,501	2,484,223	4,826,189	(568,371)	710,453	31,091,617
MFS Growth Fund	6,088,938	897,638	2,465,764	987,609	(542,235)	4,966,186
MFS High Income Fund	7,638,526	481,584	2,134,169	(65,681)	298,736	6,218,996
MFS Inflation-Adjusted Bond Fund	34,981,787	2,474,473	5,917,222	(682,525)	194,165	31,050,678
MFS Institutional Money Market Portfolio	8,694,934	9,945,783	14,037,143	496	968	4,605,038
MFS International Growth Fund	1,938,547	191,590	632,082	210,209	(27,140)	1,681,124
MFS International Intrinsic Value Fund	1,937,387	210,487	740,289	200,076	78,952	1,686,613
MFS Limited Maturity Fund	66,547,868	5,180,365	9,671,173	(91,069)	314,450	62,280,441
MFS Mid Cap Growth Fund	5,507,248	948,000	1,735,745	532,386	(732,293)	4,519,596
MFS Mid Cap Value Fund	5,399,525	641,815	1,900,138	329,893	167,553	4,638,648
MFS New Discovery Fund	1,771,550	144,411	806,733	156,530	246,785	1,512,543
MFS New Discovery Value Fund	1,739,411	313,021	669,266	49,433	103,612	1,536,211
MFS Research Fund	6,055,708	843,970	2,293,929	783,583	(364,714)	5,024,618
MFS Research International Fund	5,489,624	636,976	1,711,948	445,118	254,348	5,114,118
MFS Total Return Bond Fund	66,478,927	4,555,961	11,135,372	(1,157,786)	1,998,615	60,740,345
MFS Value Fund	7,332,608	781,117	2,330,941	718,300	(279,596)	6,221,488
	$350,241,042	$38,478,024	$91,824,277	$6,294,696	$6,953,425	$310,142,910

Supplemental Information (unaudited) – continued

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$55,107	$291,192
MFS Blended Research Growth Equity Fund	66,526	251,963
MFS Blended Research International Equity Fund	218,105	138,839
MFS Blended Research Mid Cap Equity Fund	71,701	214,814
MFS Blended Research Small Cap Equity Fund	41,294	158,983
MFS Blended Research Value Equity Fund	140,460	547,947
MFS Commodity Strategy Fund	888,091	—
MFS Emerging Markets Debt Fund	132,668	—
MFS Emerging Markets Debt Local Currency Fund	78,360	—
MFS Global Opportunistic Bond Fund	858,705	—
MFS Global Real Estate Fund	204,827	—
MFS Government Securities Fund	931,159	—
MFS Growth Fund	—	677,642
MFS High Income Fund	334,229	—
MFS Inflation-Adjusted Bond Fund	1,352,703	—
MFS Institutional Money Market Portfolio	197,486	—
MFS International Growth Fund	22,418	69,756
MFS International Intrinsic Value Fund	34,090	103,111
MFS Limited Maturity Fund	2,298,781	—
MFS Mid Cap Growth Fund	—	605,630
MFS Mid Cap Value Fund	75,442	288,579
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	55,393	107,961
MFS Research Fund	40,532	687,639
MFS Research International Fund	118,114	165,323
MFS Total Return Bond Fund	2,103,328	—
MFS Value Fund	94,226	457,649
	$10,413,745	$4,767,028